RELATED PARTY TRANSACTIONS - Compensation Of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of related party transactions [Abstract]
Salaries and other short-term employee benefits	$ 7.0	$ 7.1
Post-employment benefits – defined benefit plans	1.8	1.3
Share-based payments	17.8	16.8
Key management personnel compensation	$ 26.6	$ 25.2